Leases - Schedule of Maturity of Operating Lease Liabilities Under Non-cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	¥ 22,690
2027	7,636
2028	3,177
2029	980
2030	980
Thereafter	7,210
Total operating lease liabilities	42,673
Less: interest	(1,408)
Present value of operating lease liabilities	¥ 41,265	¥ 63,679